Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	30

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.47325%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$788,368.67

Principal:
Principal Collections	$11,857,539.89
Prepayments in Full	$5,760,560.20
Liquidation Proceeds	$240,955.16
Recoveries	$131,728.81
Sub Total	$17,990,784.06
Collections	$18,779,152.73

Purchase Amounts:
Purchase Amounts Related to Principal	$156,433.84
Purchase Amounts Related to Interest	$221.38
Sub Total	$156,655.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,935,807.95

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,935,807.95
Servicing Fee	$297,974.21	$297,974.21	$0.00	$0.00	$18,637,833.74
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,637,833.74
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,637,833.74
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,637,833.74
Interest - Class A-3 Notes	$178,952.18	$178,952.18	$0.00	$0.00	$18,458,881.56
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$18,321,841.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,321,841.56
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$18,270,787.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,270,787.23
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$18,232,370.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,232,370.98
Regular Principal Payment	$16,861,294.46	$16,861,294.46	$0.00	$0.00	$1,371,076.52
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,371,076.52
Residual Released to Depositor	$0.00	$1,371,076.52	$0.00	$0.00	$0.00
Total		$18,935,807.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,861,294.46
Total					$16,861,294.46

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,861,294.46	$55.25	$178,952.18	$0.59	$17,040,246.64	$55.84
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$16,861,294.46	$16.02	$405,462.76	$0.39	$17,266,757.22	$16.41

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$154,491,088.33	0.5061962	$137,629,793.87	0.4509495
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$309,901,088.33	0.2944121	$293,039,793.87	0.2783935

Pool Information
Weighted Average APR	2.679%	2.674%
Weighted Average Remaining Term	33.48	32.67
Number of Receivables Outstanding	25,347	24,681
Pool Balance	$357,569,053.46	$339,200,672.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$330,953,279.26	$314,091,984.80
Pool Factor	0.3125155	0.2964615

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$25,108,687.62
Targeted Overcollateralization Amount	$46,160,878.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,160,878.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$352,891.95
(Recoveries)		108	$131,728.81
Net Loss for Current Collection Period			$221,163.14
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7422%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7034%
Second Prior Collection Period			0.5131%
Prior Collection Period			0.3362%
Current Collection Period			0.7618%
Four Month Average (Current and Prior Three Collection Periods)			0.5786%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,212	$8,900,370.02
(Cumulative Recoveries)			$1,317,616.98
Cumulative Net Loss for All Collection Periods			$7,582,753.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6627%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,023.68
Average Net Loss for Receivables that have experienced a Realized Loss			$3,428.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.43%	273	$4,840,203.24
61-90 Days Delinquent	0.16%	28	$532,711.41
91-120 Days Delinquent	0.02%	4	$81,221.71
Over 120 Days Delinquent	0.14%	24	$472,380.07
Total Delinquent Receivables	1.75%	329	$5,926,516.43

Repossession Inventory:
Repossessed in the Current Collection Period		24	$419,360.15
Total Repossessed Inventory		27	$502,443.30

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2458%
Prior Collection Period			0.2919%
Current Collection Period			0.2269%
Three Month Average			0.2549%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3203%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer